Income taxes (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)	$ 1,400
Income tax expense / (benefit)	1,056	$ 1,675	$ 873
Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)	597	672	883
Deferred tax expense / (benefit)	323	296	152
Income tax expense / (benefit)	920	968	1,035
Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)	841	1,498	684
Deferred tax expense / (benefit)	(705)	(791)	(846)
Income tax expense / (benefit)	$ 136	$ 707	$ (162)